UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER FUNDS

ALGER CAPITAL APPRECIATION FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 89.3%

AEROSPACE & DEFENSE- 4.1%
Boeing Company	16,890	$1,404,910
General Dynamics Corporation	229,845	19,412,709
Lockheed Martin Corporation	92,400	9,971,808
		30,789,427
AGRICULTURE- .7%
Mosaic Co. *	60,500	5,506,105

APPAREL- .7%
American Apparel Inc.*	417,810	5,264,406

AUTO COMPONENTS- .2%
LKQ Corporation*	90,482	1,618,723

AUTO EQUIPMENT & SERVICE- .2%
Cummins Inc.	29,860	1,441,641

BIOTECHNOLOGY- 3.1%
Cephalon, Inc.*	52,760	3,462,639
Genentech, Inc.*	121,300	8,514,047
Gilead Sciences, Inc. *	79,700	3,641,493
ImClone Systems Incorporated*	111,320	4,839,080
Onyx Pharmaceuticals, Inc.*	76,365	3,629,628
		24,086,887
CASINOS & RESORTS- 2.1%
Bally Technologies Inc.*	335,545	15,985,364

CHEMICALS- 1.0%
Celanese Corp., Series A	74,190	2,758,384
Zoltek Companies, Inc.*	124,780	4,554,470
		7,312,854
COMMERCIAL BANKS- .9%
PNC Financial Services Group	103,300	6,778,546

COMMUNICATION EQUIPMENT- 2.8%
NICE Systems Ltd.*ADR#	163,500	5,004,735
Research In Motion Limited*	103,110	9,679,967

Sonus Networks, Inc.*	1,584,875	6,482,139
		21,166,841
COMPUTER SERVICES- 2.3%
Digital River, Inc.*	4,700	176,250
Satyam Computer Services- ADR#	267,965	6,524,948
Tele Atlas NV	271,900	10,736,219
		17,437,417
COMPUTER TECHNOLOGY- 2.3%
Atheros Communications*	316,136	8,633,674
NAVTEQ*	118,350	8,746,065
		17,379,739
COMPUTERS & PERIPHERALS- 4.8%
Apple Computer, Inc.*	82,445	11,159,755
Hewlett-Packard Company	39,585	1,731,844
Memc Electronic Materials, Inc.*	95,770	6,843,724
NCR Corporation*	636,600	13,674,168
Network Appliance, Inc. *	116,180	2,697,700
		36,107,191
CONGLOMERATE- .8%
ITT Corporation	106,500	6,329,295

CONSTRUCTION & ENGINEERING- .6%
Chicago Bridge & Iron Company N.V.	107,500	4,782,675

CONTAINERS & PACKAGING- 1.2%
Pactiv Corporation*	322,555	9,228,299

DIVERSIFIED FINANCIAL SERVICES- .5%
Lehman Brothers Holdings Inc.	54,500	3,497,265

DRUGS & PHARMACEUTICALS- 1.0%
United Therapeutics Corporation*	94,375	7,925,612

ELECTRONICS- .2%
SONY CORPORATION ADR#	29,800	1,415,202

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS
Mellanox Technologies Ltd.*	10,900	172,547

ENERGY- 2.4%
First Solar, Inc.*	37,425	6,802,742
JA Solar Holdings Co. Ltd.* ADR#	223,075	11,338,902
		18,141,644

ENERGY EQUIPMENT & SERVICES- 4.7%
National-Oilwell Varco Inc.*	28,695	1,728,300
Transocean Inc. ADR#	130,586	16,009,844
Weatherford International Ltd.*	283,325	17,512,318
		35,250,462
FINANCE- .4%
IntercontinentalExchange Inc. *	20,115	2,815,295

FINANCIAL SERVICES- 6.0%
AllianceBernstein Holding LP	85,305	5,663,399
BM&F (Bolsa de Mercadorias e Futuros)*	107,700	970,875
Bovespa Holding SA*	348,300	5,075,014
CME Group Inc.	600	371,340
Lazard Ltd.	175,430	6,932,994
Nymex Holdings Inc.*	225,595	25,943,425
Riskmetrics Group Inc.*	22,500	476,775
		45,433,822
FOOD & STAPLES RETAILING- 1.1%
CVS Caremark Corporation	212,425	8,299,445

HEALTH CARE EQUIPMENT & SUPPLIES- 2.1%
Hologic, Inc.*	97,336	6,264,545
Illumina, Inc.	87,830	5,594,771
Intuitive Surgical, Inc.*	15,735	3,996,690
Thoratec Corporation*	195	3,120
		15,859,126
HEALTH CARE PROVIDERS & SERVICES- 2.1%
Aetna Inc.	131,000	6,977,060
Cardinal Health, Inc.	52,440	3,039,947
Community Health Systems Inc.*	193,200	6,201,720
		16,218,727
HOTELS, RESTAURANTS & LEISURE- 3.8%
Accor SA	339,450	25,929,215
Penn National Gaming, Inc.*	45,200	2,357,180
		28,286,395
HOUSEHOLD DURABLES- .5%
Garmin Ltd.	53,400	3,852,810

INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	288,800	8,057,520

INSURANCE- .1%
American International Group, Inc.	6,350	350,266

INTERNET & CATALOG RETAIL- 1.5%
eBay Inc.*	412,910	11,103,150

INTERNET SOFTWARE & SERVICES- 3.8%
DealerTrack Holdings Inc.*	101,947	2,748,491
SINA Corp.*	426,375	16,927,088
Yahoo! Inc. *	462,215	8,865,284
		28,540,863
LEISURE EQUIPMENT & PRODUCTS- .1%
Smith & Wesson Holding Corporation*	110,635	525,516

MACHINERY- 1.1%
Oshkosh Truck Corporation*	181,740	8,316,422

MEDIA- 1.5%
Dolby Laboratories Inc. Cl. A*	50,680	2,183,801
DreamWorks Animation SKG, Inc. Cl. A*	112,370	2,747,446
Focus Media Holding Limited ADR*#	124,830	5,998,082
NeuStar, Inc. Cl. A*	215	6,388
		10,935,717
MEDICAL PRODUCTS- 3.7%
Inverness Medical Innovations, Inc.*	618,500	27,863,425

METALS- .1%
Uranium One, Inc.*	157,670	1,091,581

METALS & MINING- 1.0%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	84,875	7,556,421

OIL & GAS- 1.3%
Aegean Marine Petroleum Network Inc.	134,475	4,395,988
Cabot Oil & Gas Corporation	26,100	1,009,809
Exterran Holdings Inc.*	38,435	2,507,499
Range Resources Corporation	7,595	396,611
Warren Resources Inc.*	119,725	1,522,902
		9,832,809
OIL AND GAS EXPLORATION SERVICES- 1.1%
Petrobank Energy and Resources Ltd.*	168,785	8,442,592

OIL: CRUDE PRODUCERS
Concho Resources Inc.	580	11,774

PHARMACEUTICALS- 3.7%
Abbott Laboratories	331,420	18,658,946
Merck & Co. Inc.	138,900	6,428,292
Pharmion Corp.*	36,230	2,498,059
		27,585,297
REAL ESTATE- .3%
Digital Realty Trust, Inc.	53,100	1,897,263

RETAIL- .9%
Sothebys Holdings Inc., Cl. A	205,415	6,382,244

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 4.0%
Intel Corporation	464,075	9,838,390
Lam Research Corporation*	107,030	4,108,882
Tessera Technologies Inc.*	346,390	13,568,096
Varian Semiconductor Equipment Associates, Inc.*	90,600	2,918,226
		30,433,594
SOFTWARE- 4.4%
Microsoft Corporation	255,985	8,345,111
Net 1 UEPS Technologies, Inc.*	239,905	6,880,475
Solera Holdings Inc.*	368,535	8,398,913
TomTom NV*	174,000	9,564,077
		33,188,576
TELECOMMUNICATIONS- .5%
SAVVIS, Inc.*	169,500	3,423,900

TEXTILES & APPAREL- .6%
Iconix Brand Group, Inc.*	226,560	4,710,182

TEXTILES, APPAREL & LUXURY GOODS- .3%
Deckers Outdoor Corporation*	21,290	2,581,200

TOBACCO- 4.2%
Altria Group, Inc.	413,585	31,358,015

WIRELESS TELECOMMUNICATION SERVICES- 1.4%
America Movil S.A. de C.V. Series L ADR#	69,250	4,148,767
American Tower Corporation Cl. A*	13,635	511,721
NII Holdings Inc. Cl. B*	130,765	5,578,435
		10,238,923
TOTAL COMMON STOCKS (Cost $709,759,813)		672,811,012

	CONTRACTS
PUT OPTIONS- .4%
Apple Inc./February/155	1,036	2,087,540
Fannie Mae/February/32	3,160	489,800
Freddie Mac/February/30	2,592	492,480
Nasdaq 100/February/1850	240	1,464,000
TOTAL PURCHASED PUT OPTIONS (Cost $4,039,500)		4,533,820

CALL OPTIONS
Tessera Technologies Inc./March/40	775	205,375
TOTAL PURCHASED CALL OPTIONS (Cost $188,108)		205,375

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BOND- .3%
TEXTILES & APPAREL
Iconix Brand Group, Inc., 1.875%, 6/30/12 (Cost $2,030,000)	$2,030,000	2,022,388

SHORT-TERM INVESTMENTS- 8.6%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $64,826,000)	64,826,000	64,826,000

Total Investments (Cost $780,843,421) (a)	98.6%	744,398,595
Other Assets in Excess of Liabilities	1.4	10,347,864
NET ASSETS	100.0%	$754,746,459

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $780,843,421 amounted to $36,444,826 which consisted of aggregate gross unrealized appreciation of $38,375,084 and aggregate gross unrealized depreciation of $74,819,910.

		SHARES SUBJECT
	CONTRACTS	TO CALL/PUT	VALUE
PUT OPTIONS WRITTEN

Apple Inc./February/140	1,036	103,600	$751,100
TOTAL
(Premiums Received $458,205)			$751,100

THE ALGER FUNDS

ALGER LARGECAP GROWTH FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 96.6%

AEROSPACE & DEFENSE- 4.9%
Boeing Company	107,740	$8,961,813
General Dynamics Corporation	132,190	11,164,767
		20,126,580
AUTO EQUIPMENT & SERVICE- .6%
Cummins Inc.	48,900	2,360,892

BEVERAGES- 1.5%
PepsiCo, Inc.	92,600	6,314,394

BIOTECHNOLOGY- 3.2%
Celgene Corporation*	52,300	2,934,553
Genentech, Inc.*	92,700	6,506,613
Gilead Sciences, Inc. *	80,900	3,696,321
		13,137,487
CAPITAL MARKETS- 1.8%
Goldman Sachs Group, Inc.	23,100	4,637,787
T. Rowe Price Group Inc.	56,300	2,848,217
		7,486,004
CHEMICALS- 1.0%
Monsanto Company	38,280	4,304,203

COMMERCIAL BANKS- 1.1%
PNC Financial Services Group	47,600	3,123,512
Wachovia Corporation	42,300	1,646,739
		4,770,251
COMMUNICATION EQUIPMENT- 6.2%
Cisco Systems, Inc.*	451,400	11,059,300
Nokia Oyj ADR#	108,135	3,995,588
QUALCOMM Inc.	149,650	6,348,153
Research In Motion Limited*	45,475	4,269,193
		25,672,234
COMPUTER TECHNOLOGY- .9%
NAVTEQ*	51,800	3,828,020

COMPUTERS & PERIPHERALS- 6.5%
Apple Computer, Inc.*	97,760	13,232,794
EMC Corporation *	96,900	1,537,803
Hewlett-Packard Company	157,165	6,875,969
Memc Electronic Materials, Inc.*	73,475	5,250,523
		26,897,089
CONGLOMERATE- 2.4%
ITT Corporation	170,290	10,120,335

DIVERSIFIED FINANCIAL SERVICES- 2.0%
Lehman Brothers Holdings Inc.	64,500	4,138,965
NYSE Euronext Inc.	53,370	4,197,550
		8,336,515
DIVERSIFIED TELECOMMUNICATION SERVICES- 1.5%
Verizon Communications Inc.	156,400	6,074,576

ELECTRONICS- 2.5%
Nintendo Co., Ltd. ADR#	80,515	5,016,809
SONY CORPORATION#	108,800	5,166,912
		10,183,721
ENERGY- .7%
First Solar, Inc.*	15,645	2,843,792

ENERGY EQUIPMENT & SERVICES- 5.1%
Cameron International Corp.*	93,700	3,772,362
National-Oilwell Varco Inc.*	68,635	4,133,886
Schlumberger Limited	74,530	5,624,034
Transocean Inc. ADR#	63,224	7,751,262
		21,281,544
ENGINEERING- .9%
Fluor Corp.	32,000	3,893,440

FINANCE- 1.1%
IntercontinentalExchange Inc. *	32,020	4,481,519

FINANCIAL SERVICES- 6.0%
Alibaba.com Corporation*	1,092,200	2,586,067
AllianceBernstein Holding LP	39,275	2,607,467
Bovespa Holding SA*	208,800	3,042,386
CME Group Inc.	8,465	5,238,988
Nymex Holdings Inc.*	97,295	11,188,925
		24,663,833
FOOD & STAPLES RETAILING- 2.4%
Walgreen Co.	181,625	6,376,854
Whole Foods Market, Inc.	88,410	3,486,890
		9,863,744

HEALTH CARE EQUIPMENT & SUPPLIES- 4.9%
Beckman Coulter, Inc.	60,500	4,023,250
Hologic, Inc.*	52,380	3,371,177
Intuitive Surgical, Inc.*	12,825	3,257,550
St. Jude Medical, Inc.*	124,935	5,061,117
Zimmer Holdings, Inc.*	56,565	4,427,343
		20,140,437
HEALTH CARE PROVIDERS & SERVICES- 1.3%
Quest Diagnostics Incorporated	108,455	5,349,001

HOTELS, RESTAURANTS & LEISURE- .8%
Starbucks Corporation	165,000	3,120,150

HOUSEHOLD DURABLES- .5%
Garmin Ltd.	27,400	1,976,910

HOUSEHOLD PRODUCTS- 1.9%
Procter & Gamble Company	116,360	7,673,942

INDUSTRIAL CONGLOMERATES- 1.3%
General Electric Company	149,800	5,304,418

INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	159,700	4,455,630

INTERNET & CATALOG RETAIL- 2.2%
eBay Inc.*	338,555	9,103,744

INTERNET SOFTWARE & SERVICES- 3.7%
Google Inc. Cl. A*	12,595	7,107,358
Yahoo! Inc. *	421,125	8,077,177
		15,184,535
MACHINERY- .7%
Terex Corporation*	47,400	2,785,224

MEDIA- .8%
Focus Media Holding Limited ADR*#	68,295	3,281,575

MEDICAL PRODUCTS- 2.4%
Covidien Limited*	123,300	5,502,879
Inverness Medical Innovations, Inc.*	96,700	4,356,335
		9,859,214

METALS- .8%
Uranium One, Inc.*	456,400	3,159,748

METALS & MINING- 1.2%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	57,302	5,101,597

OIL & GAS- 2.2%
Exxon Mobil Corporation	70,200	6,065,280
Valero Energy Corporation	50,400	2,983,176
		9,048,456
PHARMACEUTICALS- 6.4%
Abbott Laboratories	89,855	5,058,837
Allergan, Inc.	57,785	3,882,574
Johnson & Johnson	136,260	8,619,808
Merck & Co. Inc.	120,030	5,554,988
Schering-Plough Corporation	162,000	3,170,340
		26,286,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.8%
Intel Corporation	243,630	5,164,956
Lam Research Corporation*	83,030	3,187,522
NVIDIA Corporation*	126,585	3,112,725
		11,465,203
SOFTWARE- 5.5%
Electronic Arts Inc.*	42,645	2,020,094
Microsoft Corporation	494,695	16,127,057
TomTom NV*	85,000	4,672,107
		22,819,258
TELEPHONES- .7%
China Mobile Ltd.	36,480	2,757,888

TOBACCO- 1.8%
Altria Group, Inc.	96,285	7,300,329

TEXTILES, APPAREL & LUXURY GOODS- 1.3%
Coach, Inc.*	170,100	5,451,705

TOTAL COMMON STOCKS (Cost $404,641,881)		398,265,684

PRINCIPAL
AMOUNT
SHORT-TERM INVESTMENTS- 2.2%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $9,070,000)	$9,070,000	9,070,000

Total Investments (Cost $413,711,881) (a)	98.8%	407,335,684
Other Assets in Excess of Liabilities	1.2	5,076,839
NET ASSETS	100.0%	$412,412,523

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $413,711,881 amounted to $6,376,197 which consisted of aggregate gross unrealized appreciation of $23,520,006 and aggregate gross unrealized depreciation of $29,896,203.

THE ALGER FUNDS

ALGER MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 99.9%

AEROSPACE & DEFENSE- 2.0%
BE Aerospace, Inc.*	316,450	$12,218,135

AGRICULTURE- 1.8%
Mosaic Co. *	119,800	10,902,998

APPAREL- .9%
American Apparel Inc.*	324,400	4,087,440
Guess?, Inc.	42,200	1,574,482
		5,661,922
AUTO COMPONENTS- .8%
LKQ Corporation*	292,000	5,223,880

CORRECTIONAL FACILITIES- 1.4%
The Geo Group Inc.*	373,300	8,929,336

BEVERAGES- .9%
Hansen Natural Corporation*	150,800	5,814,848

BIOTECHNOLOGY- 2.6%
Affymetrix Inc.*	219,300	4,399,158
BioMarin Pharmaceutical Inc.	84,300	3,124,158
Celgene Corporation*	55,300	3,102,883
ImClone Systems Incorporated*	126,200	5,485,914
		16,112,113
BUSINESS SERVICES- 1.1%
TeleTech Holdings Inc.*	334,600	6,601,658

CAPITAL MARKETS- 2.2%
Affiliated Managers Group, Inc.*	82,102	8,071,448
T. Rowe Price Group Inc.	114,400	5,787,496
		13,858,944
CASINOS & RESORTS- 1.4%
Bally Technologies Inc.*	181,800	8,660,952

COMMERCIAL BANKS- .3%
Boston Private Financial Holdings, Inc.	83,200	1,899,456

COMMUNICATION EQUIPMENT- 2.0%
NICE Systems Ltd. ADR* #	102,600	3,140,586

Research In Motion Limited*	98,700	9,265,956
		12,406,542
COMPUTER SERVICES- 2.5%
Digital River, Inc.*	71,500	2,681,250
Satyam Computer Services- ADR#	516,100	12,567,035
		15,248,285
COMPUTER TECHNOLOGY- .9%
Atheros Communications*	196,565	5,368,190

COMPUTERS & PERIPHERALS- 6.7%
Apple Computer, Inc.*	184,300	24,946,848
Memc Electronic Materials, Inc.*	190,025	13,579,187
Network Appliance, Inc. *	131,000	3,041,820
		41,567,855
CONGLOMERATE- 1.5%
ITT Corporation	155,400	9,235,422

CONSTRUCTION & ENGINEERING- 3.2%
Chicago Bridge & Iron Company N.V.	172,300	7,665,627
McDermott International, Inc.*	94,250	4,446,715
Shaw Group Inc. (The)*	138,700	7,836,550
		19,948,892
DRUGS & PHARMACEUTICALS- 1.0%
United Therapeutics Corporation*	72,250	6,067,555

ELECTRIC SERVICES- .7%
ITC Holdings Corporation	87,800	4,639,352

ELECTRONICS- 1.5%
Nintendo Co., Ltd. ADR#	148,840	9,274,072

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- .2%
Spreadtrum Communications, Inc. ADR*#	127,600	1,212,200

ENERGY- 2.6%
First Solar, Inc.*	48,200	8,761,314
JA Solar Holdings Co. Ltd. ADR*#	150,000	7,624,500
		16,385,814
ENERGY EQUIPMENT & SERVICES- 7.8%
Cameron International Corp.*	240,550	9,684,543
Diamond Offshore Drilling Inc.	39,500	4,460,735
FMC Technologies, Inc.*	112,500	5,418,000
National-Oilwell Varco Inc.*	120,600	7,263,738
Transocean Inc. ADR#	56,624	6,942,102

Vestas Wind Systems A/S	72,700	7,031,040
Weatherford International Ltd.*	120,000	7,417,200
		48,217,358
FINANCE- 1.2%
IntercontinentalExchange Inc. *	51,900	7,263,924

FINANCIAL SERVICES- 6.9%
AllianceBernstein Holding LP	94,700	6,287,133
BM&F (Bolsa de Mercadorias e Futuros)*	639,300	5,763,051
Bovespa Holding SA*	214,400	3,123,982
CME Group Inc.	4,700	2,908,830
Genpact Limited*	230,000	2,794,500
Hong Kong Exchanges & Clearing Limited	150,600	3,140,840
Nymex Holdings Inc.*	163,000	18,745,000
		42,763,336
FOOD & STAPLES RETAILING- 1.1%
Whole Foods Market, Inc.	170,100	6,708,744

HEALTH CARE EQUIPMENT & SUPPLIES- 3.7%
Hologic, Inc.*	74,100	4,769,076
Intuitive Surgical, Inc.*	19,800	5,029,200
Smith & Nephew Plc. ADR#	102,700	6,916,845
St. Jude Medical, Inc.*	153,500	6,218,285
		22,933,406
HEALTH CARE PROVIDERS & SERVICES- 4.1%
Community Health Systems Inc.*	242,800	7,793,880
McKesson Corporation	143,800	9,029,202
Quest Diagnostics Incorporated	176,200	8,690,184
		25,513,266
HOTELS, RESTAURANTS & LEISURE- 1.3%
Accor SA	80,450	6,145,251
Wynn Resorts, Limited*	16,200	1,862,676
		8,007,927
INFORMATION TECHNOLOGY SERVICES- 1.1%
Cognizant Technology Solutions Corporation Cl. A*	237,800	6,634,620

INTERNET & CATALOG RETAIL- .8%
eBay Inc.*	173,800	4,673,482

INTERNET SOFTWARE & SERVICES- 2.4%
BlackRock, Inc.	15,500	3,427,050
DealerTrack Holdings Inc.*	193,550	5,218,108
SINA Corp.*	159,000	6,312,300
		14,957,458

LEISURE EQUIPMENT & PRODUCTS- .5%
UbiSoft Entertainment SA*	33,100	2,996,049

MEDIA- 1.5%
Dolby Laboratories Inc. Cl. A*	37,800	1,628,802
Focus Media Holding Limited ADR*#	155,000	7,447,750
		9,076,552
MEDICAL PRODUCTS- 2.2%
Inverness Medical Innovations, Inc.*	188,900	8,509,945
Metabolix, Inc.*	290,200	5,290,346
		13,800,291
METALS- 1.4%
Thompson Creek Metals Co., Inc.*	115,000	1,872,200
Uranium One, Inc.*	520,100	3,600,756
Yamana Gold, Inc.	189,900	3,129,552
		8,602,508
METALS & MINING- 1.0%
Cleveland-Cliffs Inc.	31,400	3,197,776
Goldcorp, Inc.	81,700	3,040,874
		6,238,650
OIL & GAS- 2.3%
Acergy SA	157,200	2,862,612
Mariner Energy Inc.*	197,900	4,959,374
Praxair, Inc.	38,900	3,147,399
Range Resources Corporation	65,200	3,404,744
		14,374,129
OIL AND GAS EXPLORATION SERVICES- .7%
Petrobank Energy and Resources Ltd.*	89,600	4,481,774

OIL: CRUDE PRODUCERS- .7%
Concho Resources Inc.	209,600	4,254,880

PHARMACEUTICALS- 2.0%
Barr Pharmaceuticals, Inc.*	112,700	5,881,813
Mylan Laboratories Inc.	417,500	6,224,925
		12,106,738
PHOTOGRAPHY- .5%
Shutterfly, Inc.*	152,700	2,970,015

RETAIL- 3.3%
GAME GROUP PLC	1,079,000	4,298,348
China Nepstar Chain Drugstore Limited ADR*#	485,300	5,876,983
Sothebys Holdings Inc., Cl. A	325,700	10,119,499
		20,294,830

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.8%
Cree, Inc.*	99,450	2,938,748
Tessera Technologies Inc.*	239,800	9,392,966
Varian Semiconductor Equipment Associates, Inc.*	337,100	10,857,991
		23,189,705
SOFTWARE- 5.5%
Net 1 UEPS Technologies, Inc.*	260,440	7,469,419
Solera Holdings Inc.*	339,400	7,734,926
Tibco Software Inc.*	842,300	6,266,712
TomTom NV*	229,350	12,606,443
		34,077,500
SPECIALTY RETAIL- 2.8%
Gamestop Corp. Cl. A*	124,800	6,455,904
PETSMART, Inc.	482,000	11,023,340
		17,479,244
TEXTILES & APPAREL- 1.1%
Iconix Brand Group, Inc.*	317,900	6,609,141

UTILITIES- .9%
Veolia Environnement ADR#	70,370	5,818,895

WIRELESS TELECOMMUNICATION SERVICES- 1.1%
SBA Communications Corporation Cl. A*	225,830	6,686,826

TOTAL COMMON STOCKS (Cost $605,946,045)		617,969,669

PUT OPTIONS	CONTRACTS
Weatherford International/March/60
TOTAL PURCHASED PUT OPTIONS (Cost $591,600)	1,200	396,000

PRINCIPAL
AMOUNT
CONVERTIBLE CORPORATE BOND- .2%
ENERGY EQUIPMENT & SERVICES
Transocean Inc., 1.50%, 12/15/37 (Cost $1,400,000)	$1,400,000	1,478,750

SHORT-TERM INVESTMENTS- 1.5%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $8,974,000)	8,974,000	8,974,000

Total Investments (Cost $616,911,645) (a)	101.6%	628,818,419

Liabilities in Excess of Other Assets	(1.6)	(9,964,647)
NET ASSETS	100.0%	$618,853,772

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $616,911,645 amounted to $11,906,774 which consisted of aggregate gross unrealized appreciation of $47,562,347 and aggregate gross unrealized depreciation of $35,655,573.

		SHARES SUBJECT
	CONTRACTS	TO CALL/PUT	VALUE
PUT OPTIONS WRITTEN

Weatherford International/March/55 (Premiums Received $314,395)	1,200	120,000	$228,000

CALL OPTIONS WRITTEN
Weatherford International/March/70 (Premiums Received $164,397)	1,200	120,000	156,000

TOTAL OPTIONS WRITTEN (Total Premiums Received $478,792)			$384,000

THE ALGER FUNDS

ALGER SMALLCAP AND MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 92.0%

AEROSPACE & DEFENSE- 1.9%
BE Aerospace, Inc.*	129,150	$4,986,481
SI International Inc.*	141,700	3,872,661
		8,859,142
AIRLINES- .6%
AirTran Holdings, Inc.*	329,050	2,839,701

AUTO COMPONENTS- 1.1%
LKQ Corporation*	275,200	4,923,328

AUTO EQUIPMENT & SERVICE- .9%
Tenneco Inc.*	162,900	4,311,963

BIOTECHNOLOGY- 2.6%
Cepheid, Inc.*	45,200	1,380,408
Cubist Pharmaceuticals, Inc.*	119,650	2,032,853
ImClone Systems Incorporated*	122,800	5,338,116
Onyx Pharmaceuticals, Inc.*	69,700	3,312,841
		12,064,218
BUSINESS SERVICES- 1.2%
Information Services Group, Inc.	392,600	2,269,228
TeleTech Holdings Inc.*	174,300	3,438,939
		5,708,167
CAPITAL MARKETS- 2.1%
Affiliated Managers Group, Inc.*	45,062	4,430,045
Greenhill & Co., Inc.	78,900	5,328,117
		9,758,162
CASINOS & RESORTS- 1.4%
Bally Technologies Inc.*	135,750	6,467,130

CHEMICALS- .8%
Zoltek Companies, Inc.*	99,550	3,633,575

COMMERCIAL BANKS- 1.9%
First Midwest Bancorp., Inc.	117,650	3,670,680
Signature Bank*	145,450	4,874,030
		8,544,710

COMMERCIAL SERVICES & SUPPLIES- 1.2%
FTI Consulting, Inc.*	102,500	5,669,275

COMMUNICATION EQUIPMENT- 3.8%
Foundry Networks, Inc.*	283,350	3,910,230
NICE Systems Ltd. ADR*#	191,400	5,858,754
Polycom, Inc.*	203,800	5,145,950
Sonus Networks, Inc.*	608,950	2,490,606
		17,405,540
COMMUNICATION TECHNOLOGY- .8%
Novatel Wireless, Inc.*	224,900	3,598,400

COMPUTER SERVICES- 3.3%
ANSYS, Inc.*	151,275	5,281,010
Digital River, Inc.*	107,300	4,023,750
IHS Inc. Cl. A*	96,350	5,967,919
		15,272,679
COMPUTER SOFTWARE- .9%
PROS Holdings, Inc.*	263,300	4,041,655

COMPUTER TECHNOLOGY- 1.6%
Atheros Communications*	124,750	3,406,922
NAVTEQ*	49,800	3,680,220
		7,087,142
CONSTRUCTION & ENGINEERING- 1.0%
URS Corporation*	100,500	4,411,950

CONTAINERS & PACKAGING- .9%
Greif Inc.	61,100	4,020,380

CORRECTIONAL FACILITIES- 1.2%
The Geo Group Inc.*	239,000	5,716,880

DRUGS & PHARMACEUTICALS- 1.2%
United Therapeutics Corporation*	62,550	5,252,949

ELECTRIC AND ELECTRONIC EQUIPMENT- .9%
Roper Industries, Inc.	73,200	4,093,344

ELECTRIC SERVICES- 1.4%
ITC Holdings Corporation	124,950	6,602,358

ELECTRICAL EQUIPMENT- 1.2%
AMETEK, Inc.	125,900	5,544,636

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- 1.5%
Mellanox Technologies Ltd.*	291,155	4,608,984
Spreadtrum Communications, Inc. ADR*#	252,750	2,401,125
		7,010,109
ENERGY- .7%
SunPower Corporation Cl. A	44,350	3,064,142

ENERGY EQUIPMENT & SERVICES- 2.0%
Cameron International Corp.*	124,500	5,012,370
Grant Prideco, Inc.*	82,100	4,086,938
		9,099,308
ENGINEERING- 1.1%
Aecom Technology Corp.*	208,890	5,144,961

FINANCE- .8%
IntercontinentalExchange Inc. *	27,450	3,841,902

FOOD & BEVERAGES- 2.0%
Central European Distribution Corporation*	79,950	4,202,971
Hain Celestial Group Inc. (The)*	188,500	5,089,500
		9,292,471
HEALTH CARE EQUIPMENT & SUPPLIES- 4.4%
Hologic, Inc.*	82,600	5,316,136
Illumina, Inc.	88,400	5,631,080
Immucor, Inc.*	75,700	2,183,188
Intuitive Surgical, Inc.*	16,850	4,279,900
Thoratec Corporation*	168,450	2,695,200
		20,105,504
HEALTH CARE PROVIDERS & SERVICES- 2.4%
Community Health Systems Inc.*	167,400	5,373,540
Parexel International Corporation*	103,800	5,647,758
		11,021,298
HOTELS AND OTHER LODGING PLACES- 1.1%
Ctrip.com International Ltd. ADR*#	109,250	4,988,355

HOTELS, RESTAURANTS & LEISURE- .6%
Scientific Games Corporation*	110,550	2,631,090

INSURANCE- 1.6%
First Mercury Financial Corporation*	234,300	4,477,473
Max Capital Group LTD	102,150	2,900,039
		7,377,512

INTERNET & CATALOG RETAIL- 1.2%
Priceline.com Incorporated*	50,250	5,453,130

INTERNET SOFTWARE & SERVICES- 2.7%
Acme Packet, Inc.*	291,350	2,802,787
Allscripts Healthcare Solutions, Inc.*	136,100	2,018,363
DealerTrack Holdings Inc.*	141,389	3,811,847
Omniture Inc.*	142,700	3,527,544
		12,160,541
IT SERVICES- .9%
Wright Express Corp.*	131,050	3,923,637

LEISURE EQUIPMENT & PRODUCTS- 1.1%
LIFE TIME FITNESS, Inc.*	114,900	5,094,666

MACHINERY- 3.2%
Bucyrus International, Inc. Cl. A	72,150	6,689,026
Manitowoc Company, Inc.	126,300	4,814,556
Oshkosh Truck Corporation*	66,850	3,059,056
		14,562,638
MANUFACTURING- .7%
Silgan Holdings Inc.	70,850	3,355,456

MEDIA- 3.0%
Dolby Laboratories Inc. Cl. A*	124,950	5,384,095
Focus Media Holding Limited ADR*#	83,500	4,012,175
NeuStar, Inc. Cl. A*	143,900	4,275,269
		13,671,539
MEDICAL PRODUCTS- 3.9%
Inverness Medical Innovations, Inc.*	99,300	4,473,465
Meridian Bioscience, Inc.	106,500	3,345,165
Omrix Biopharmaceuticals, Inc. *	127,400	2,963,324
Power Medical Interventions, Inc.*	323,788	4,209,244
Third Wave Technologies *	329,000	2,678,060
		17,669,258
MEDICAL SERVICES- .4%
IPC The Hospitalist*	77,800	1,635,356

MEDICAL TECHNOLOGY- .8%
Acorda Therapeutics Inc.*	135,800	3,443,888

METALS- 1.3%
RTI International Metals, Inc.*	34,450	1,903,363

Thompson Creek Metals Co., Inc.*	247,950	4,036,626
		5,939,989
OIL & GAS- 3.1%
Cal Dive International, Inc.*	326,100	3,091,428
Carrizo Oil & Gas, Inc.*	103,200	5,023,776
Range Resources Corporation	119,750	6,253,345
		14,368,549
OIL AND GAS EXPLORATION SERVICES- 1.3%
Petrobank Energy and Resources Ltd.*	115,300	5,767,283

OIL: CRUDE PRODUCERS- 1.6%
Concho Resources Inc.	178,700	3,627,610
CVR Energy, Inc. *	136,500	3,617,250
		7,244,860
REAL ESTATE- .5%
Digital Realty Trust, Inc.	59,850	2,138,441

RETAIL- 1.6%
bebe Stores, Inc.	224,100	2,581,632
Phillips-Van Heusen Corporation	114,950	4,843,993
		7,425,625
SAVINGS & LOANS- .5%
People’s Unoted Financial Inc.	137,600	2,324,064

SEMICONDUCTOR CAPITAL EQUIPMENT- .5%
FormFactor Inc.*	99,650	2,413,523

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.2%
Cypress Semiconductor Corporation*	168,550	3,581,687
ON Semiconductor Corporation*	430,450	2,789,316
Varian Semiconductor Equipment Associates, Inc.*	119,400	3,845,874
		10,216,877
SOFTWARE- 4.0%
Concur Technologies, Inc.*	99,500	3,488,470
Solera Holdings Inc.*	274,600	6,258,134
Synchronoss Technologies Inc. *	148,450	3,161,985
Taleo Corporation*	129,450	2,735,279
VeriFone Holdings Inc.*	143,450	2,807,317
		18,451,185
SPECIALTY RETAIL- 3.1%
Abercrombie & Fitch Co. Cl. A	60,500	4,821,245
Gamestop Corp. Cl. A*	72,700	3,760,771
Urban Outfitters, Inc.*	192,800	5,591,200
		14,173,216

TEXTILES & APPAREL- 1.1%
Iconix Brand Group, Inc.*	235,100	4,887,729

WIRELESS TELECOMMUNICATION SERVICES- 1.2%
SBA Communications Corporation Cl. A*	182,100	5,391,981

TOTAL COMMON STOCKS (Cost $426,717,401)		421,117,367

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS- 6.0%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $27,550,000)	$27,550,000	27,550,000

Total Investments (Cost $454,267,401) (a)	98.0%	448,667,367
Other Assets in Excess of Liabilities	2.0	8,967,581
NET ASSETS	100.0%	$457,634,948

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $454,267,401 amounted to $5,600,033 which consisted of aggregate gross unrealized appreciation of $29,616,628 and aggregate gross unrealized depreciation of $35,216,661.

THE ALGER FUNDS

ALGER SMALLCAP GROWTH FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 97.0%

AEROSPACE & DEFENSE- 3.5%
BE Aerospace, Inc.*	161,045	$6,217,947
Esterline Technologies Corporation*	136,320	6,351,149
SI International Inc.*	155,975	4,262,797
		16,831,893
AIRLINES- .8%
AirTran Holdings, Inc.*	447,845	3,864,902

AUTO COMPONENTS- 1.1%
LKQ Corporation*	296,370	5,302,059

AUTO EQUIPMENT & SERVICES- 1.0%
Tenneco Inc.*	187,185	4,954,787

BIOTECHNOLOGY- 3.9%
BioMarin Pharmaceutical Inc.	147,230	5,456,344
Cepheid, Inc.*	73,000	2,229,420
Cubist Pharmaceuticals, Inc.*	167,965	2,853,725
InterMune, Inc.*	139,110	2,332,875
Onyx Pharmaceuticals, Inc.*	66,475	3,159,557
Progenics Pharmaceuticals, Inc.*	145,720	2,381,065
		18,412,986
BUSINESS SERVICES- .8%
TeleTech Holdings Inc.*	185,100	3,652,023

CAPITAL MARKETS- 1.3%
Greenhill & Co., Inc.	93,965	6,345,456

CASINOS & RESORTS- 1.5%
Bally Technologies Inc.*	146,825	6,994,743

CHEMICALS- 1.0%
Zoltek Companies, Inc.*	132,425	4,833,513

COMMERCIAL BANKS- 3.2%
Boston Private Financial Holdings, Inc.	209,215	4,776,378
First Midwest Bancorp., Inc.	163,505	5,101,356
Signature Bank*	157,430	5,275,479
		15,153,213

COMMERCIAL SERVICES & SUPPLIES- 1.3%
FTI Consulting, Inc.*	115,800	6,404,898

COMMUNICATION EQUIPMENT- 4.1%
Foundry Networks, Inc.*	269,100	3,713,580
NICE Systems Ltd. ADR*#	202,125	6,187,046
Polycom, Inc.*	248,875	6,284,094
Sonus Networks, Inc.*	823,700	3,368,933
		19,553,653
COMMUNICATION TECHNOLOGY- 1.2%
Novatel Wireless, Inc.*	233,305	3,732,880
Time Warner Telecom Inc. Cl. A*	121,960	2,131,861
		5,864,741
COMPUTER SERVICES- 3.6%
ANSYS, Inc.*	173,495	6,056,710
Digital River, Inc.*	113,115	4,241,812
GSI Commerce, Inc.*	293,449	4,777,350
Internap Network Services Corporation*	238,372	2,102,441
		17,178,313
COMPUTER TECHNOLOGY- .8%
Atheros Communications*	135,925	3,712,112

COMPUTERS & PERIPHERALS- .8%
Synaptics Incorporated*	148,985	3,948,103

CONSTRUCTION & ENGINEERING- .9%
URS Corporation*	97,385	4,275,202

CONTAINERS & PACKAGING- 1.3%
Clarcor Inc.	158,000	5,926,580

CORRECTIONAL FACILITIES- 1.3%
The Geo Group Inc.*	262,070	6,268,714

DRUGS & PHARMACEUTICALS- 1.0%
United Therapeutics Corporation*	56,760	4,766,705

ELECTRIC SERVICES- 1.5%
ITC Holdings Corporation	136,000	7,186,240

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS- 1.1%
Mellanox Technologies Ltd.*	318,261	5,038,072

ENERGY- .9%
JA Solar Holdings Co. Ltd. ADR*#	86,040	4,373,413

ENERGY EQUIPMENT & SERVICES- 1.8%
Dril-Quip Inc.*	89,420	4,340,447
T-3 Energy Services, Inc.*	94,540	4,253,355
		8,593,802
ENGINEERING- 1.2%
Aecom Technology Corp.*	230,695	5,682,018

FINANCIAL SERVICES- .9%
Heartland Payment Systems, Inc.	182,060	4,420,417

FOOD & BEVERAGES- 2.3%
Central European Distribution Corporation*	90,950	4,781,241
Hain Celestial Group Inc. (The)*	232,120	6,267,240
		11,048,481
INTERNET & CATALOG RETAIL- 1.4%
Priceline.com Incorporated*	59,115	6,415,160

HEALTH CARE EQUIPMENT & SUPPLIES- 4.1%
Hologic, Inc.*	82,935	5,337,697
Illumina, Inc.	93,810	5,975,697
Immucor, Inc.*	139,500	4,023,180
Thoratec Corporation*	271,128	4,338,048
		19,674,622
HEALTH CARE PROVIDERS & SERVICES- 2.2%
Parexel International Corporation*	119,054	6,477,728
Psychiatric Solutions, Inc.*	132,015	3,982,893
		10,460,621
INSURANCE- 1.8%
First Mercury Financial Corporation*	280,135	5,353,380
Max Capital Group LTD	107,700	3,057,603
		8,410,983
INTERNET SOFTWARE & SERVICES- 2.8%
Acme Packet, Inc.*	334,615	3,218,996
Allscripts Healthcare Solutions, Inc.*	168,945	2,505,454
DealerTrack Holdings Inc.*	170,570	4,598,567
Omniture Inc.*	124,775	3,084,438
		13,407,455
IT SERVICES- .9%
Wright Express Corp.*	149,675	4,481,270

LEISURE & ENTERTAINMENT- .5%
WMS Industries Inc.*	67,900	2,539,460

LEISURE EQUIPMENT & PRODUCTS- 1.2%
LIFE TIME FITNESS, Inc.*	130,475	5,785,261

MACHINERY- 2.6%
Actuant Corporation Cl. A	189,540	5,180,128
Bucyrus International, Inc. Cl. A	79,830	7,401,039
		12,581,167
MANUFACTURING- 1.2%
Silgan Holdings Inc.	119,485	5,658,810

MEDIA- 1.2%
NeuStar, Inc. Cl. A*	183,850	5,462,184

MEDICAL DEVICES- .6%
Dexcom Inc.*	348,185	2,928,236

MEDICAL PRODUCTS- 3.5%
Inverness Medical Innovations, Inc.*	109,850	4,948,742
Meridian Bioscience, Inc.	103,100	3,238,371
Omrix Biopharmaceuticals, Inc. *	170,780	3,972,343
Savient Pharmaceuticals Inc. *	230,345	4,457,176
		16,616,632
MEDICAL TECHNOLOGY- .8%
Acorda Therapeutics Inc.*	152,635	3,870,824

METALS- 3.2%
RBC Bearings, Inc. *	166,200	4,976,028
RTI International Metals, Inc.*	49,700	2,745,925
Thompson Creek Metals Co., Inc.*	287,880	4,686,686
Uranium One, Inc.*	387,340	2,681,632
		15,090,271
OIL & GAS- 2.9%
Cal Dive International, Inc.*	305,913	2,900,050
Carrizo Oil & Gas, Inc.*	89,560	4,359,781
Mariner Energy Inc.*	260,159	6,519,585
		13,779,416
OIL AND GAS EXPLORATION SERVICES- 1.2%
Petrobank Energy and Resources Ltd.*	114,595	5,732,019

OIL: CRUDE PRODUCERS- 2.2%
Concho Resources Inc.	274,671	5,575,821
CVR Energy, Inc. *	175,635	4,654,327
		10,230,148
PRINTING- 1.0%
VistaPrint Limited*	129,000	4,800,090

RESTAURANTS- .5%
McCormick & Schmick’s Seafood Restaurants, Inc.*	192,035	2,519,499

RETAIL- 2.0%
bebe Stores, Inc.	314,060	3,617,971
Phillips-Van Heusen Corporation	136,180	5,738,625
		9,356,596
SAVINGS & LOANS- .8%
FirstFed Financial Corp.*	93,770	3,933,651

SEMICONDUCTOR CAPITAL EQUIPMENT- 1.0%
FormFactor Inc.*	94,805	2,296,177
SiRF Technology Holdings, Inc.*	161,660	2,475,015
		4,771,192
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.2%
Cavium Networks, Inc.*	62,200	1,188,642
Microsemi Corporation*	160,500	3,646,560
ON Semiconductor Corporation*	538,270	3,487,990
Tessera Technologies Inc.*	172,005	6,737,436
		15,060,628
SOFTWARE- 4.9%
Concur Technologies, Inc.*	123,395	4,326,229
Solera Holdings Inc.*	276,245	6,295,624
Synchronoss Technologies Inc. *	152,865	3,256,025
Taleo Corporation*	168,200	3,554,066
Tibco Software Inc.*	374,960	2,789,702
VeriFone Holdings Inc.*	149,445	2,924,639
		23,146,285
SPECIALTY RETAIL- 1.3%
AnnTaylor Stores Corporation*	152,870	3,844,680
DSW Inc. Cl. A*	129,190	2,384,847
		6,229,527
TEXTILES & APPAREL- 1.5%
Iconix Brand Group, Inc.*	337,625	7,019,224

TEXTILES, APPAREL & LUXURY GOODS- 1.0%
Deckers Outdoor Corporation*	37,685	4,568,929

WIRELESS TELECOMMUNICATION SERVICES- 1.4%
SBA Communications Corporation Cl. A*	219,176	6,489,801

TOTAL COMMON STOCKS (Cost $450,786,834)		461,607,000

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS- 3.2%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $15,239,000)	$15,239,000	15,239,000

Total Investments (Cost $466,025,834) (a)	100.2%	476,846,000
Liabilities in Excess of Other Assets	(0.2)	(1,077,662)
NET ASSETS	100.0%	$475,768,338

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $466,025,834 amounted to $10,820,166 which consisted of aggregate gross unrealized appreciation of $61,891,800 and aggregate gross unrealized depreciation of $51,071,634.

THE ALGER FUNDS

ALGER HEALTH SCIENCES FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 86.3%

BIOTECHNOLOGY- 25.0%
Amgen Inc.	72,000	$3,354,480
BioMarin Pharmaceutical Inc.	224,950	8,336,647
Celgene Corporation*	197,250	11,067,698
Cephalon, Inc.*	50,200	3,294,626
Cepheid, Inc.*	29,850	911,619
Cubist Pharmaceuticals, Inc.*	196,450	3,337,686
Genentech, Inc.*	217,800	15,287,382
Gilead Sciences, Inc. *	277,600	12,683,544
ImClone Systems Incorporated*	306,500	13,323,555
InterMune, Inc.*	173,700	2,912,949
Keryx Biopharmaceuticals, Inc. *	170,450	1,031,223
Onyx Pharmaceuticals, Inc.*	60,050	2,854,177
OSI Pharmaceuticals, Inc.*	41,200	1,643,056
Progenics Pharmaceuticals, Inc.*	239,100	3,906,894
Rigel Pharmaceuticals, Inc.*	89,900	2,474,947
		86,420,483
CHEMICALS- 1.6%
Bayer AG	65,550	5,352,504

DRUGS & PHARMACEUTICALS- 2.3%
United Therapeutics Corporation*	96,400	8,095,671

FOOD & STAPLES RETAILING- 1.7%
CVS Caremark Corporation	147,250	5,753,057

HEALTH CARE EQUIPMENT & SUPPLIES- 14.7%
Baxter International Inc.	78,700	4,780,238
Beckman Coulter, Inc.	44,100	2,932,650
Hologic, Inc.*	52,720	3,393,059
Illumina, Inc.	126,340	8,047,858
Immucor, Inc.*	84,600	2,439,864
Intuitive Surgical, Inc.*	11,950	3,035,300
Medtronic, Inc.	96,950	4,514,962
Smith & Nephew Plc. ADR#	66,500	4,478,775
St. Jude Medical, Inc.*	240,500	9,742,655
Thoratec Corporation*	221,350	3,541,600
Zimmer Holdings, Inc.*	50,000	3,913,500
		50,820,461

HEALTH CARE PROVIDERS & SERVICES- 9.9%
Aetna Inc.	181,850	9,685,331
Community Health Systems Inc.*	217,100	6,968,910
McKesson Corporation	87,300	5,481,567
Parexel International Corporation*	67,250	3,659,073
Quest Diagnostics Incorporated	101,800	5,020,776
Sierra Health Services, Inc.*	73,250	3,148,285
		33,963,942
MEDICAL DEVICES- .5%
Dexcom Inc.*	199,300	1,676,112

MEDICAL PRODUCTS- 10.4%
Cadence Pharmaceuticals Inc.*	144,575	822,632
Covidien Limited*	129,000	5,757,270
Inverness Medical Innovations, Inc.*	266,000	11,983,300
Merck KGaA	23,450	2,888,115
Meridian Bioscience, Inc.	25,000	785,250
Omrix Biopharmaceuticals, Inc. *	119,974	2,790,595
Optimer Pharmaceuticals Inc.*	77,200	511,836
Poniard Pharmaceuticals, Inc.*	204,850	1,069,317
Power Medical Interventions, Inc.*	215,000	2,795,000
Savient Pharmaceuticals Inc. *	260,300	5,036,805
Third Wave Technologies *	187,800	1,528,692
		35,968,812
MEDICAL TECHNOLOGY- 2.8%
Acorda Therapeutics Inc.*	323,600	8,206,495
Cardiome Pharma Corp.*	247,200	1,569,720
		9,776,215
PHARMACEUTICALS- 17.4%
Abbott Laboratories	197,250	11,105,175
Allergan, Inc.	51,300	3,446,847
Altus Pharmaceuticals Inc.*	245,450	1,536,517
Auxilium Pharmaceuticals Inc.*	60,350	2,063,970
Barr Pharmaceuticals, Inc.*	59,150	3,087,039
Eli Lilly and Company	117,350	6,045,872
Johnson & Johnson	122,800	7,768,328
Medicines Company*	79,250	1,356,760
Merck & Co. Inc.	136,500	6,317,220
Mylan Laboratories Inc.	452,750	6,750,503
Pharmion Corp.*	37,350	2,575,283
Schering-Plough Corporation	167,000	3,268,190
Teva Pharmaceutical Industries Ltd.ADR#	102,500	4,719,100
		60,040,804
TOTAL COMMON STOCKS (Cost $287,348,212)		297,868,061

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS- 14.6%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $50,574,000)	$50,574,000	50,574,000

Total Investments (Cost $337,922,212) (a)	100.9%	348,442,061
Liabilities in Excess of Other Assets	(0.9)	(3,145,053)
NET ASSETS	100.0%	$345,297,008

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $337,922,212 amounted to $10,519,849 which consisted of aggregate gross unrealized appreciation of $24,881,899 and aggregate gross unrealized depreciation of $14,362,050.

THE ALGER FUNDS

ALGER CORE FIXED-INCOME FUND

Schedule of Investments

January 31, 2008

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS- 36.0%

AEROSPACE & DEFENSE- 1.0%
L-3 Communications Holdings, 3.00%, 8/1/35	$50,000	$63,188

BEVERAGES- 1.6%
PepsiCo, Inc., 4.65%, 2/15/13	100,000	103,930

CAPITAL MARKETS- .7%
Goldman Sachs Group, Inc., 5.95%, 1/18/18	50,000	51,698

COMMERCIAL BANKS- 2.7%
Key Bank NA, 5.0275%, 11/3/09	100,000	98,850
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	75,000	73,417
		172,267
DIVERSIFIED TELECOMMUNICATION SERVICES- .6%
Qwest Corporation, 6.50%, 6/1/17	40,000	37,800

ELECTRIC UTILITIES- 3.0%
Florida Power Corp., 5.80%, 9/15/17	50,000	53,095
Virginia Electric and Power, 5.10%, 11/30/12	75,000	77,477
WPS Resources Co. 6.11%, 12/1/66	75,000	67,406
		197,978
FINANCE- 1.2%
Capital One Capital III, 7.686%, 8/15/36	50,000	37,935
Toll Brothers Finance Corp., 5.15%, 5/15/15	50,000	45,041
		82,976
FINANCIAL SERVICES- 7.2%
American Tower Trust, 5.9568%, 4/15/37 (a)	50,000	48,543
Bear Stearns Commercial, 5.064%, 5/14/16	50,000	51,481
IBM International Group Capital, 5.05%, 10/22/12	50,000	52,047
JP Morgan Chase Commercial Mortgage SEC CO., 6.065%, 4/15/45	100,000	102,527
Lazard Group Senior Notes, 6.85%, 6/15/17	30,000	29,540
Morgan Stanley Capital I, 5.178%, 9/15/42	75,000	74,338
Morgan Stanley Capital I, 5.514%, 11/12/49	100,000	99,393
		457,869
FOOD CHAINS- .8%
Kroger Co. (The), 6.15%, 1/15/20	50,000	51,644

HEALTH CARE PROVIDERS & SERVICES- 1.0%
Coventry Health Care, Inc., 6.30%, 8/15/14	60,000	62,455

INSURANCE- 1.6%
Liberty Mutual Group, 7.80%, 3/15/37 (a)	50,000	43,947
MBIA Insurance Co., 14.00%, 1/15/33 (a)	25,000	23,400
XL Capital Ltd., 6.50%, 12/31/49	50,000	39,554
		106,901
MACHINERY- 1.5%
CNH Equipment Trust, 5.9963%, 9/15/10	100,000	100,041

MANUFACTURING- 1.4%
Cooper US Inc., 6.10%, 7/1/17	30,000	31,724
Reliance Steel & Alum, 6.85%, 11/15/36	60,000	60,558
		92,282
MEDIA- .8%
Comcast Corporation, 6.30%, 11/15/17	50,000	51,611

MISCELLANEOUS- .8%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12 (a)	50,000	51,187

OIL & GAS- .9%
XTO Energy, Inc., 5.90%, 8/1/12	50,000	53,077

OIL AND GAS EXTRACTION- .6%
Enterprise Products Partners, 8.375%, 8/1/66	40,000	40,033

PHARMACEUTICALS- 3.3%
Abbott Laboratories, 5.60%, 5/15/11	75,000	79,351
AstraZeneca PLC, 5.40%, 9/15/12	50,000	52,828
Johnson & Johnson, 5.15%, 8/15/12	75,000	80,741
		212,920
REAL ESTATE- .7%
HCP Inc., 6.70%, 1/30/18	50,000	46,576

RESTAURANTS- .8%
Darden Restaurants Inc., 5.625%, 10/15/12	50,000	50,591

SPECIALTY RETAIL- 1.0%
AutoZone, Inc., 6.95%, 6/15/16	60,000	64,659

TELEPHONES- 1.6%
AT&T Inc., 4.95%, 1/15/13	100,000	102,498

UTILITIES- 1.2%
Southern Co., 5.30%, 1/15/12	75,000	77,604

TOTAL CORPORATE BONDS (Cost $2,321,131)		2,331,785

U.S. GOVERNMENT & AGENCY OBLIGATIONS- 32.8%
Federal Farm Credit Bank,
3.625%, 2/1/11	100,000	100,193
Federal Home Loan Bank,
5.10%, 3/6/08	100,000	100,213
3.625%, 12/17/10	200,000	204,124
5.375%, 6/8/12	25,000	27,112
Federal Home Loan Mortgage Association,
4.50%, 1/10/11	100,000	100,311
5.50%, 10/15/16	50,747	52,364
6.00%, 3/15/36	43,162	43,258
Federal Home Loan Mortgage Corporation Refernce Remic,
5.50%, 10/15/14	47,726	48,519
5.50%, 12/15/20	69,887	71,362
Federal National Mortgage Association,
5.00%, 5/5/09	125,000	128,652
5.20%, 11/20/09	175,000	176,094
4.50%, 2/15/11	50,000	52,198
5.50%, 10/25/20	100,000	102,574
Federal National Mortgage Association Benchmark Remic,
5.50%, 12/25/20	69,011	70,469
Government National Mortgage Association,
5.00%, 5/16/29	109,704	111,575
U.S. Treasury Notes,
4.75%, 11/15/08	80,000	81,606
4.50%, 2/28/11	50,000	53,231
4.625%, 8/31/11	80,000	85,863
4.875%, 2/15/12	50,000	54,445
4.625%, 7/31/12	100,000	107,914
2.875%, 1/31/13	200,000	200,563
4.25%, 11/15/13	80,000	85,406
4.75%, 8/15/17	60,000	65,334
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,068,928)		2,123,380

SHORT-TERM INVESTMENTS- 32.9%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $2,130,000)	2,130,000	2,130,000

Total Investments (Cost $6,520,059) (b)	101.7%	6,585,165
Liabilities in Excess of Other Assets	(1.7)	(109,004)
NET ASSETS	100.0%	$6,476,161

* Non-income producing securities.

# American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.7% of the net assets of the fund.

(b) At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,520,059 amounted to $65,106 which consisted of aggregate gross unrealized appreciation of $118,554 and aggregate gross unrealized depreciation of $53,448.

THE ALGER FUNDS

ALGER BALANCED FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS- 62.1%

AEROSPACE & DEFENSE- 3.1%
Boeing Company	14,720	$1,224,410
General Dynamics Corporation	19,300	1,630,078
		2,854,488
AUTO EQUIPMENT & SERVICE- .3%
Cummins Inc.	5,700	275,196

BEVERAGES- 1.0%
PepsiCo, Inc.	13,900	947,841

BIOTECHNOLOGY- 1.0%
Celgene Corporation*	2,600	145,886
Genentech, Inc.*	11,800	828,242
		974,128
CAPITAL MARKETS- .8%
Goldman Sachs Group, Inc.	800	160,616
Legg Mason, Inc.	2,000	144,000
Morgan Stanley	4,800	237,264
T. Rowe Price Group Inc.	3,600	182,124
		724,004
COMMERCIAL BANKS- .6%
PNC Financial Services Group	5,300	347,786
Wachovia Corporation	5,300	206,329
		554,115
COMMUNICATION EQUIPMENT- 3.1%
Cisco Systems, Inc.*	55,855	1,368,447
QUALCOMM Inc.	21,600	916,272
Research In Motion Limited*	6,445	605,057
		2,889,776
COMPUTER SERVICES- .2%
Akamai Technologies, Inc.*	7,600	229,520

COMPUTERS & PERIPHERALS- 3.0%
Apple Computer, Inc.*	10,365	1,403,006
Hewlett-Packard Company	16,600	726,250
Memc Electronic Materials, Inc.*	9,430	673,868
		2,803,124

CONGLOMERATE- 1.4%
ITT Corporation	22,510	1,337,769

DIVERSIFIED FINANCIAL SERVICES- .6%
Citigroup Inc.	12,200	344,284
NYSE Euronext Inc.	2,500	196,625
		540,909
DIVERSIFIED TELECOMMUNICATION SERVICES- .9%
AT&T Corp.	10,800	415,692
Verizon Communications Inc.	10,800	419,472
		835,164
ELECTRONICS- 1.3%
Nintendo Co., Ltd. ADR#	9,645	600,970
SONY CORPORATION ADR#	11,700	555,633
		1,156,603
ENERGY- .4%
First Solar, Inc.*	1,800	327,186

ENERGY EQUIPMENT & SERVICES- 3.1%
Cameron International Corp.*	14,400	579,744
National-Oilwell Varco Inc.*	10,660	642,052
Schlumberger Limited	9,525	718,757
Transocean Inc. ADR#	7,616	933,722
		2,874,275
FINANCE- .3%
IntercontinentalExchange Inc. *	2,000	279,920

FINANCIAL SERVICES- 2.9%
Alibaba.com Corporation*	71,700	169,768
AllianceBernstein Holding LP	4,400	292,116
Bovespa Holding SA*	14,200	206,906
CME Group Inc.	1,100	680,790
Nymex Holdings Inc.*	11,300	1,299,500
		2,649,080
FOOD & STAPLES RETAILING- 1.8%
Walgreen Co.	32,600	1,144,586
Whole Foods Market, Inc.	12,100	477,224
		1,621,810
FOOD PRODUCTS- .3%
Kraft Foods Inc. Cl. A	10,200	298,452

FREIGHT & LOGISTICS- .5%
FedEx Corp.	3,300	308,484
United Parcel Service, Inc. Cl. B	2,000	146,320
		454,804

HEALTH & PERSONAL CARE- .2%
Brookdale Senior Living Inc.	9,305	207,688

HEALTH CARE EQUIPMENT & SUPPLIES- 2.9%
Beckman Coulter, Inc.	6,900	458,850
Hologic, Inc.*	7,300	469,828
Intuitive Surgical, Inc.*	1,500	381,000
Smith & Nephew Plc. ADR#	2,900	195,315
St. Jude Medical, Inc.*	13,500	546,885
Zimmer Holdings, Inc.*	8,000	626,160
		2,678,038
HEALTH CARE PROVIDERS & SERVICES- 1.7%
Health Net Inc.*	11,110	516,504
Quest Diagnostics Incorporated	8,500	419,220
UnitedHealth Group Incorporated	13,100	666,004
		1,601,728
HOTELS, RESTAURANTS & LEISURE- 1.0%
Accor SA	4,700	359,014
Starbucks Corporation	32,000	605,120
		964,134
HOUSEHOLD PRODUCTS- 1.2%
Procter & Gamble Company	17,125	1,129,394

INDUSTRIAL CONGLOMERATES- 1.6%
3M Co.	7,900	629,235
General Electric Company	24,200	856,922
		1,486,157
INFORMATION TECHNOLOGY SERVICES- .5%
Cognizant Technology Solutions Corporation Cl. A*	16,400	457,560

INSURANCE- .7%
American International Group, Inc.	11,200	617,792

INTERNET & CATALOG RETAIL- 2.0%
eBay Inc.*	43,190	1,161,379
IAC/InterActiveCorp.*	27,900	723,726
		1,885,105
INTERNET SOFTWARE & SERVICES- 2.5%
DealerTrack Holdings Inc.*	10,400	280,384
Google Inc. Cl. A*	1,805	1,018,561
Yahoo! Inc. *	51,000	978,180
		2,277,125

MACHINERY- .4%
Terex Corporation*	5,700	334,932

MEDIA- 1.2%
Comcast Corporation Special Cl. A*	27,300	491,127
DreamWorks Animation SKG, Inc. Cl. A*	13,100	320,295
Focus Media Holding Limited ADR*#	7,000	336,350
		1,147,772
MEDICAL PRODUCTS- 1.1%
Covidien Limited*	12,800	571,264
Inverness Medical Innovations, Inc.*	10,700	482,035
		1,053,299
METALS- .5%
Titanium Metals Corporation*	6,300	136,962
Uranium One, Inc.*	51,100	353,775
		490,737
METALS & MINING- .7%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	7,160	637,455

MULTILINE RETAIL- 1.2%
Kohl’s Corporation*	4,600	209,944
Macy’s Inc.	10,400	287,456
Nordstrom, Inc.	8,100	315,090
Penny, (JC) Co. Inc.	7,000	331,870
		1,144,360
OIL & GAS- 1.6%
EOG Resources, Inc.	5,200	455,000
Exxon Mobil Corporation	7,600	656,640
Valero Energy Corporation	5,800	343,302
		1,454,942
PHARMACEUTICALS- 4.6%
Abbott Laboratories	14,000	788,200
Allergan, Inc.	7,100	477,049
Barr Pharmaceuticals, Inc.*	3,700	193,103
Johnson & Johnson	15,900	1,005,834
Merck & Co. Inc.	16,900	782,132
Mylan Laboratories Inc.	24,000	357,840
Schering-Plough Corporation	22,800	446,196
Wyeth	6,100	242,780
		4,293,134
REAL ESTATE- .7%
Digital Realty Trust, Inc.	7,000	250,110
DuPont Fabros Technology Inc.*	22,900	394,567
		644,677

SAVINGS & LOANS- .3%
New York Community Bancorp.	16,300	302,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.1%
Intel Corporation	32,900	697,480
Lam Research Corporation*	9,800	376,222
Maxim Integrated Products, Inc.	17,100	336,186
Micron Technology, Inc.*	34,000	239,020
NVIDIA Corporation*	11,800	290,162
		1,939,070
SOFTWARE- 4.9%
Electronic Arts Inc.*	5,900	279,483
Microsoft Corporation	65,400	2,132,040
Symantec Corporation*	29,965	537,272
Take-Two Interactive Software, Inc.*	60,700	997,908
TomTom NV*	10,900	599,129
		4,545,832
TEXTILES, APPAREL & LUXURY GOODS- .7%
Coach, Inc.*	19,500	624,975

TOBACCO- 1.2%
Altria Group, Inc.	14,315	1,085,363

TOTAL COMMON STOCKS (Cost $59,597,567)		57,631,798

	PRINCIPAL
	AMOUNT
CORPORATE BONDS- 19.2%

AEROSPACE & DEFENSE- .8%
L-3 Communications Holdings, 3.00%, 8/1/35	$300,000	379,125
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13 (a)	357,125	367,839
		746,964
BEVERAGES- .3%
PepsiCo, Inc., 4.65%, 2/15/13	250,000	259,826

CAPITAL MARKETS- .5%
Goldman Sachs Group, Inc., 5.95%, 1/18/18	300,000	310,187
Lehman Brothers Holdings, 6.20%, 9/26/14	150,000	154,583
		464,770
COMMERCIAL BANKS- .6%
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	525,000	513,918

DIVERSIFIED TELECOMMUNICATION SERVICES- .1%
Qwest Corporation, 6.50%, 6/1/17	160,000	151,200

ELECTRIC UTILITIES- 1.4%
Exelon Generation Co. LLC, 6.20%, 10/1/17	175,000	178,020
Florida Power Corp., 5.80%, 9/15/17	300,000	318,567
General Electric Capital Corp., 5.625%, 9/15/17	350,000	361,925
Virginia Electric and Power, 5.10%, 11/30/12	125,000	129,128
WPS Resources Co., 6.11%, 12/1/66	325,000	292,095
		1,279,735
ELECTRONICS- .4%
Centerpoint Energy Transition Bond Company, 4.97%, 8/1/14	345,000	358,574

FINANCE- .9%
Capital One Capital III, 7.686%, 8/15/36	300,000	227,613
Toll Brothers Finance Corp., 5.15%, 5/15/15	660,000	594,537
		822,150
FOOD CHAINS- .3%
Kroger Co. (The), 6.15%, 1/15/20	300,000	309,862

FOOD PRODUCTS- .3%
General Mills Inc., 5.70%, 2/15/17	260,000	263,933

FINANCIAL SERVICES- 4.5%
American Tower Trust, 5.9568%, 4/15/37 (a)	500,000	485,429
Bear Stearns Commercial Mortgage Securities, 4.888, 5/14/16	350,000	359,592
Bear Stearns Commercial, 5.064%, 5/14/16	300,000	308,888
IBM International Group Capital, 5.05%, 10/22/12	600,000	624,562
JP Morgan Chase Commercial Mortgage SEC CO, 6.065%, 4/15/45	890,000	912,489
Lazard Group Senior Notes, 6.85%, 6/15/17	370,000	364,327
Morgan Stanley Capital I, 5.514%, 11/12/49	500,000	496,963
Morgan Stanley Capital I, 5.178%, 9/15/42	600,000	594,706
		4,146,956
HEALTH CARE PROVIDERS & SERVICES- .3%
Coventry Health Care, Inc., 6.30%, 8/15/14	300,000	312,274

INSURANCE- 1.1%
Liberty Mutual Group, 7.80%, 3/15/37 (a)	600,000	527,370
MBIA Insurance Co.,14.00%, 1/15/33 (a)	250,000	233,998
XL Capital Ltd., 6.50%, 12/31/49	300,000	237,322
		998,690
MACHINERY- .7%
CNH Equipment Trust, 5.9963%, 9/15/10	625,000	625,257

MANUFACTURING- 1.0%
Cooper US Inc., 6.10%, 7/1/17	330,000	348,961

Reliance Steel & Alum, 6.85%, 11/15/36	550,000	555,116
		904,077
MEDIA- .2%
Comcast Corporation, 6.30%, 11/15/17	150,000	154,832

MISCELLANEOUS- .9%
Jefferson Valley Floating Rate, 6.987%, 3/20/16 (a)	800,000	571,284
Rayonier TRS Holdings Inc., 3.75%, 10/15/12 (a)	300,000	307,125
		878,409
OIL & GAS- 1.2%
Inergy LP / Inergy Fin Corp., 8.25%, 3/1/16	347,000	355,675
Tesoro Corp., 6.25%, 11/1/12	200,000	200,000
XTO Energy, Inc., 5.90%, 8/1/12	500,000	530,769
		1,086,444
OIL AND GAS EXTRACTION- .7%
Enterprise Products Partners, 8.375%, 8/1/66	610,000	610,501

PHARMACEUTICALS- 1.0%
AstraZeneca PLC, 5.40%, 9/15/12	600,000	633,938
Johnson & Johnson, 5.15%, 8/15/12	300,000	322,966
		956,904
REAL ESTATE- .2%
HCP Inc., 6.70%, 1/30/18	250,000	232,879

RESTAURANTS- .3%
Darden Restaurants Inc., 5.625%, 10/15/12	250,000	252,954

SOFTWARE- .6%
Computer Associates International Inc., 6.50%, 4/15/08	100,000	100,250
Oracle Corporation, 5.25%, 1/15/16	455,000	456,844
		557,094
TELEPHONES- .6%
AT&T Inc., 4.95%, 1/15/13	600,000	614,987

UTILITIES- .3%
Southern Co., 5.30%, 1/15/12	300,000	310,418

TOTAL CORPORATE BONDS (Cost $18,042,994)		17,813,608

CONVERTIBLE CORPORATE BONDS- .2%
ENERGY EQUIPMENT & SERVICES
Transocean Inc., 1.50%, 12/15/37 (Cost $135,000)	135,000	142,594

U.S. GOVERNMENT & AGENCY OBLIGATIONS- 17.2%
Federal Farm Credit Bank,
5.20%, 9/26/17	1,000,000	1,078,064
4.95%, 10/18/18	455,000	478,642
Federal Home Loan Bank,
5.375%, 6/8/12	275,000	298,231
3.75%, 8/15/08	650,000	653,410
Federal Home Loan Mortgage Corporation,
5.60%, 10/17/13	600,000	610,004
5.50%, 10/15/16	456,725	471,280
6.00%, 8/15/29	900,000	932,922
6.00%, 3/15/36	863,235	865,150
Federal Home Loan Mortgage Corporation Refernce Remic,
5.50%, 10/15/14	310,221	315,372
5.50%, 12/15/20	605,691	618,470
5.50%, 12/25/20	579,691	591,941
Federal National Mortgage Association,
3.85%, 4/14/09	1,000,000	1,014,472
5.00%, 4/1/18	685,070	696,057
5.50%, 10/25/20	550,000	564,157
6.625%, 11/15/30	350,000	438,174
6.00%, 4/25/35	950,000	987,184
Government National Mortgage Association,
5.00%, 5/16/29	548,522	557,872
U.S. Treasury Bonds,
7.50%, 11/15/16	483,000	623,184
U.S. Treasury Notes,
4.875%, 8/15/09	1,050,000	1,093,477
5.00%, 8/15/11	900,000	977,344
4.75%, 5/15/14	552,000	604,311
4.25%, 11/15/14	800,000	850,313
4.50%, 2/15/16	300,000	322,008
4.75%, 8/15/17	300,000	326,672

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $15,334,336)		15,968,711

SHORT-TERM INVESTMENTS- 1.1%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $1,030,000)	1,030,000	1,030,000

Total Investments (Cost $94,139,897) (b)	99.8%	92,586,711
Other Assets in Excess of Liabilities	0.2	195,662
NET ASSETS	100.0%	$92,782,373

* Non-income producing securities.

# American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent  2.7% of the net assets of the fund.

(b) At January 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $94,139,897 amounted to $1,553,186 which consisted of aggregate gross unrealized appreciation of $5,312,452 and aggregate gross unrealized depreciation of $6,865,638.

THE ALGER FUNDS

ALGER MONEY MARKET FUND

Schedule of Investments

January 31, 2008

	PRINCIPAL
	AMOUNT	VALUE
U.S. AGENCY OBLIGATIONS- 99.8%

Federal Home Loan Banks,
1.6%, 2/1/08	$13,799,000	$13,799,000
4.21%, 2/8/08	8,000,000	7,993,451
4.10%, 2/28/08	8,000,000	7,975,400
2.65%, 3/3/08	7,000,000	6,984,026
4.11%, 3/3/08	8,000,000	7,971,687
3.98%, 4/15/08	7,000,000	6,942,732
Federal Farm Credit Banks,
2.60%, 2/28/08	7,000,000	6,986,350

TOTAL U.S. AGENCY OBLIGATIONS (Cost $58,652,646)		58,652,646

REPURCHASE AGREEMENTS- .5%
Securities Held Under Repurchase Agreements, 1.53%, 2/1/08, with State Street Bank and Trust Company dtd 1/31/08, repurchase price $274,012, collateralized by Federal Home Loan Bank (par value $280,000, 3.5275%, due 1/23/09).	274,000	274,000

Total Investments (Cost $58,926,646) (a)	100.3%	58,926,646
Liabilities in Excess of Other Assets	(0.3)	(188,829)
Net Assets	100.0%	$58,737,817

(a) At January 31,2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 25, 2008